RESULTS FOR THE YEAR - Valuation Assumptions for Warrants Granted Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RESULTS FOR THE YEAR
Corporate tax	kr (693.0)	kr (140.0)	kr 40.0
Current and deferred tax expense	722.0	407.0	246.0
Current tax benefit recorded directly in shareholders’ equity	24.0	24.0	72.0
Deferred tax benefit recorded directly in shareholders’ equity		66.0
Discrete tax benefit	29.0	268.0	kr 286.0
Gross tax loss carry forwards	1.6	kr 2.6
Gross tax loss carry forwards subject to expiration	kr 1.6